Authorized, Issued and Outstanding Ordinary Shares (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Feb. 07, 2012
Shareholders Equity [Line Items]
Shares Authorized	120,000,000	120,000,000	120,000,000
Shares issued	54,763,151	54,763,151
Shares Outstanding	51,641,505	53,150,630
Par value	$ 727	$ 727
Ordinary Shares
Shareholders Equity [Line Items]
Shares Authorized	120,000,000	120,000,000
Shares issued	54,763,151	54,763,151
Shares Outstanding	51,641,505	53,150,630
Par value	$ 727	$ 727